SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of currency exchange rates
	As of March 31,
	2025	2024	2023
RMB to USD Year End	7.1782	7.0950	6.8676
RMB to USD Average Rate	7.1391	7.1080	6.8516
HKD to USD Year End	7.7785	7.8264	7.8499
HKD to USD Average Rate	7.7925	7.8238	7.8389

Schedule of estimated useful lives of property, plant and equipment
Category	Estimated useful lives
Plant and machinery	5 to 10 years
Buildings	20 years
Motor vehicles	5 to 10 years
Office equipment	5 years

Schedule of estimated useful lives of intangible assets
Category	Estimated useful lives
Patent	7 years
Software	5 years
Customer base	10 years
Operating license	22 years
Land use rights	23-35 years

Schedule of concentration of customers of total revenue
	For the years ended March 31,
	2025	2024	2023
Customer A	18%	13%	14%
Customer B	*	16%	13%
Customer C	*	11%	13%
Customer D	*	11%	*

Schedule of concentration of company's net accounts receiavable
	As of March 31,
	2025	2024
Customer A	33%	26%
Customer C	10%	16%
Customer D	12%	15%

Schedule of Concentration of suppliers
	For the years ended March 31,
	2025	2024	2023
Supplier A	22%	*	*
Supplier B	*	10%	*
Supplier C	10%	*	*
Supplier D	*	12%	10%
Supplier E	12%	*	*